Transfers of Financial Assets - Carrying Amounts and Fair Values of Transferred Financial Assets that did not Qualify for Derecognition and Associated Financial Liabilities (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2020	Mar. 31, 2019
Repurchase agreements and securities lending transactions [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [Line Items]
Carrying amount of assets	¥ 8,068,054	¥ 7,631,722
Carrying amount of associated liabilities	7,911,064	6,530,794
Loans and advances [member] | Residential mortgages [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [Line Items]
Carrying amount of assets	1,545,664	1,478,989
Carrying amount of associated liabilities	1,234,536	1,189,055
For those liabilities that have recourse only to the transferred assets:
Fair value of assets	1,740,057	1,663,279
Fair value of associated liabilities	1,286,803	1,240,199
Net position	453,254	423,080
Loans and advances [member] | Corporate loans [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [Line Items]
Carrying amount of assets	1,083,861	778,559
Carrying amount of associated liabilities	761,080	770,434
For those liabilities that have recourse only to the transferred assets:
Fair value of assets	1,088,121	781,864
Fair value of associated liabilities	761,128	770,605
Net position	¥ 326,993	¥ 11,259